26. Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 19,473	$ 2,805
Addition	119	1,413
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement		15,341
Capitalized borrowing costs	1	4
Write-offs	(176)	(17)
Transfers	(29)	(267)
Amortization	(66)	(70)
Impairment recognition	(12)	(1)
Cumulative translation adjustment	(4,362)	265
Ending balance	14,948	19,473
Rights and concessions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	19,168	2,330
Addition	31	1,339
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement		15,341
Capitalized borrowing costs
Write-offs	(173)	(11)
Transfers	(2)	(83)
Amortization	(8)	(10)
Impairment recognition		(1)
Cumulative translation adjustment	(4,302)	263
Ending balance	14,714	19,168
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	242	272
Addition	88	74
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement
Capitalized borrowing costs	1	4
Write-offs	(3)	(6)
Transfers	(1)	(47)
Amortization	(58)	(60)
Impairment recognition	(6)
Cumulative translation adjustment	(53)	5
Ending balance	$ 210	242
Estimated useful life in years	5 years
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 63	203
Addition
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement
Capitalized borrowing costs
Write-offs
Transfers	(26)	(137)
Amortization
Impairment recognition	(6)
Cumulative translation adjustment	(7)	(3)
Ending balance	24	63
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		20,822
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement
Ending balance	16,072
Gross carrying amount [member] | Rights and concessions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		19,290
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement
Ending balance	14,803
Gross carrying amount [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,469
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement
Ending balance	1,245
Gross carrying amount [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		63
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement
Ending balance	24
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(1,349)
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement
Ending balance	(1,124)
Accumulated amortization [member] | Rights and concessions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(122)
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement
Ending balance	(89)
Accumulated amortization [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(1,227)
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement
Ending balance	(1,035)
Accumulated amortization [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement
Ending balance